Summary of Significant Accounting Policies (Details) - Schedule of Subsidiaries	12 Months Ended
Sep. 30, 2023
EpicQuest Education Group International Limited [Member]
Schedule of Subsidiaries [Line Items]
Principal activities	Investment holding
Percentage of ownership
Date of incorporation	December 13, 2017
Place of incorporation	BVI
Quest Holdings International LLC (“QHI”) [Member]
Schedule of Subsidiaries [Line Items]
Principal activities	Foreign education programs and student dormitory services
Percentage of ownership	100.00%
Date of incorporation	December 19, 2012
Place of incorporation	Ohio, US
Quest International Education Center LLC (“QIE”) [Member]
Schedule of Subsidiaries [Line Items]
Principal activities	Collection of tuition payments from oversea students
Percentage of ownership	100.00%
Date of incorporation	January 23, 2017
Place of incorporation	Ohio, US
Highrim Holding International Limited (“HHI”) [Member]
Schedule of Subsidiaries [Line Items]
Principal activities	Investing holding
Percentage of ownership	100.00%
Date of incorporation	July 9, 2021
Place of incorporation	BC, Canada
Richmond Institute of Language Inc. (“RIL” or “EduGlobal College”) [Member]
Schedule of Subsidiaries [Line Items]
Principal activities	Academic services for college and university applications
Percentage of ownership	100.00%
Date of incorporation	April 18, 2008
Place of incorporation	BC, Canada
Ameri-Can Education Group Corp. (“Ameri-Can”) [Member]
Schedule of Subsidiaries [Line Items]
Principal activities	Education services
Percentage of ownership	70.00%
Date of incorporation	November 17, 2019
Place of incorporation	Ohio, US
Study Up Center, LLC (“SUPC”) [Member]
Schedule of Subsidiaries [Line Items]
Principal activities	Student education assistance
Percentage of ownership	100.00%
Date of incorporation	April 27, 2022
Place of incorporation	Ohio, US
Davis College Inc. (“DC”) [Member]
Schedule of Subsidiaries [Line Items]
Principal activities	Education services
Percentage of ownership	70.00%
Date of incorporation	1858
Place of incorporation	Ohio, US
Skyward Holding International Limited (“Skyward”) [Member]
Schedule of Subsidiaries [Line Items]
Principal activities	Investment holding
Percentage of ownership	100.00%
Date of incorporation	June 13, 2023
Place of incorporation	MB, Canada